Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 35.1	$ 26.9
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	174,142,997	173,987,691